Other Income (Expenses), Net - Summary of Other Income (Expenses), Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Analysis of income and expense [abstract]
Gain on disposal of property, plant and equipment, net	$ 18,431		$ 74,548	$ 33,935
Gain on disposal of scrapped materials	44,662		35,381	52,254
Gain on disposal of items purchased on behalf of others	12,729		19,107	21,945
Gains from lease modifications			139	891
Impairment loss on property, plant and equipment	(9,236)	$ (302)	(12,721)	(4,843)
Others	19,357		13,479	21,405
Other operating income (expense), Total	$ 85,943	$ 2,807	$ 129,933	$ 125,587